Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2021
Deferred Revenue
Schedule of Deferred Revenue

	For the year ended	For the year ended
	September 30, 2021	September 30, 2020
Beginning balance	$1,804	$1,438
Acquisitions	316	330
Net addition	332	36
Ending balance	$2,452	$1,804